Note 8 - Common Stock (Details Textual) - USD ($)							1 Months Ended							2 Months Ended	12 Months Ended
	Jun. 20, 2016	Jun. 17, 2016	Nov. 24, 2015	May 14, 2015	Mar. 31, 2015	Sep. 30, 2014	Aug. 30, 2016	Jul. 31, 2016	May 31, 2016	Apr. 30, 2016	Dec. 31, 2015	May 31, 2015	Feb. 28, 2015	Nov. 30, 2014	Dec. 31, 2016	Dec. 31, 2015
Proceeds from Issuance of Common Stock															$ 13,886,000	$ 16,433,000
Proceeds from Issuance of Private Placement Net			$ 5,393,000	$ 11,040,000
Proceeds from Issuance Of Private Placement Gross			$ 6,000,000	$ 12,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													75,697	47,751	425,274
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 4	$ 4.24
Warrant Term														5 years
Allocated Share-based Compensation Expense															$ 981,000	$ 220,000
The 2016 Loan Agreement [Member]
Amortization of Debt Discount (Premium)															69,000
Debt Issuance Costs, Net															90,000
Unamortized Debt Issuance Expense															$ 371,000
Vendors And Nonemployee [Member]
Class of Warrant or Right Number of Securities Called by Warrants or Rights Cancelled In Period															1,094	5,157
Warrant [Member]
Fair Value Assumptions, Expected Dividend Rate													0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate													77.60%	61.30%
Fair Value Assumptions, Risk Free Interest Rate													2.14%
Fair Value Assumptions, Expected Term													10 years
Warrant [Member] | Minimum [Member]
Fair Value Assumptions, Risk Free Interest Rate														1.55%
Warrant [Member] | Maximum [Member]
Fair Value Assumptions, Risk Free Interest Rate														1.65%
September 2014 Issuance Related to 2014 Loan Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						58,962
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 4.24
Warrant Term						10 years						10 years
Stock Issued During Period, Shares, Exercise of Warrants							17,295
Warrants and Rights Outstanding						$ 622,000
Fair Value Assumptions, Expected Dividend Rate						0.00%
Fair Value Assumptions, Expected Volatility Rate						77.00%
Fair Value Assumptions, Risk Free Interest Rate						2.50%
Amortization of Debt Discount (Premium)															$ 387,000	$ 187,000
March 2015 Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,454
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 2.72
Warrant Term					10 years
Fair Value Assumptions, Expected Dividend Rate					0.00%
Fair Value Assumptions, Expected Volatility Rate					78.90%
Fair Value Assumptions, Risk Free Interest Rate					1.94%
May 2015 Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					36,229
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 4.24
Warrant Term					10 years
Fair Value Assumptions, Expected Dividend Rate					0.00%
Fair Value Assumptions, Expected Volatility Rate					80.10%
Fair Value Assumptions, Risk Free Interest Rate					2.28%
May 2015 Issuance Related to 2014 Loan Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												3,125
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 2.96
Stock Issued During Period, Shares, Exercise of Warrants								885
Amortization of Debt Discount (Premium)																$ 10,000
May 2015 Issuance Second Contractor [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												21,585			21,585
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 4.24			$ 4.24
Warrant Term												5 years
Fair Value Assumptions, Expected Dividend Rate												0.00%
Fair Value Assumptions, Expected Volatility Rate												64.40%
Fair Value Assumptions, Risk Free Interest Rate												1.54%
December 2015 Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											26,875					26,875
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 5.60					$ 5.60
Warrant Term											10 years
Fair Value Assumptions, Expected Dividend Rate											0.00%
Fair Value Assumptions, Expected Volatility Rate											76.80%
Fair Value Assumptions, Risk Free Interest Rate											2.27%
Distributor Warrants, March 2016 Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										25,000					25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 6.08					$ 6.08
Warrant Term										10 years
Fair Value Assumptions, Expected Dividend Rate										0.00%
Fair Value Assumptions, Expected Volatility Rate										72.10%
Fair Value Assumptions, Risk Free Interest Rate										1.78%
Allocated Share-based Compensation Expense															$ 162,000	$ 537,000
Contractor Warrants, May 2016 Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									5,000						5,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 7.74						$ 7.74
Warrant Term									5 years
Fair Value Assumptions, Expected Dividend Rate									0.00%
Fair Value Assumptions, Expected Volatility Rate									61.60%
Fair Value Assumptions, Risk Free Interest Rate									1.20%
June 2016 Issuance Related to 2016 Loan Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	100,402														100,402
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.98														$ 4.98
Warrant Term	10 years
Warrants and Rights Outstanding	$ 350,000
Fair Value Assumptions, Expected Dividend Rate	0.00%
Fair Value Assumptions, Expected Volatility Rate	63.00%
Fair Value Assumptions, Risk Free Interest Rate	1.67%
June 2016 Offering [Member]
Stock Issued During Period, Shares, New Issues		3,105,000
Share Price		$ 5
Proceeds from Issuance of Common Stock		$ 15,525,000
Proceeds From Issuance of Common Stock, Net		$ 13,886,000
November 2015 Private Placement Offering [Member]
Stock Issued During Period, Shares, New Issues			1,071,679
Share Price			$ 5.60
Proceeds From Issuance of Common Stock, Gross			$ 6,000,000
Proceeds from Issuance of Private Placement Net			$ 5,393,000
May 2015 Issuance [Member]
Stock Issued During Period, Shares, New Issues				4,054,062
Proceeds From Issuance of Common Stock, Net				$ 11,040,000
Proceeds From Issuance of Common Stock, Gross				12,000,000
Proceeds from Issuance Of Private Placement Gross				$ 2.96
Private Placement [Member]
Stock Issued During Period, Shares, New Issues			1,071,679	4,054,062
Share Price			$ 5.60	$ 2.96
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						117,535
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 4.24
Warrant Term						5 years
Class of Warrants or Rights, Exercises in Period															25,268	735
Stock Issued During Period, Shares, Exercise of Warrants															23,560